Shareholder Fees - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO	Jul. 29, 2023 USD ($)
FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable Sector Fund
Shareholder Fees:
(fees paid directly from your investment)	none